Interest and Finance Costs, net (Details Narrative) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Offsetting Assets [Line Items]
Derivative, Gain (Loss) on Derivative, Net			$ 1,025	$ 9,015
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 561	$ 3,696	(1,428)	8,242
Amortization of Debt Issuance Costs	756	871	1,992	1,822
Amortization of Debt Discount (Premium)	$ 33	482	414	528
Debt extinguishment guidance of ASC 470-50 [Member]
Offsetting Assets [Line Items]
Amortization of Debt Issuance Costs			$ 579	232
Interest Rate Swap [Member]
Offsetting Assets [Line Items]
Number of floating-to-fixed interest rate swaps	10		10
Notional amount of floating-to-fixed interest rate swaps	$ 428,159		$ 428,159
Maturity date			April 2023 through October 2027
Fixed interest rate	1.90%		1.90%
Floating rate basis			six-month LIBOR
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Offsetting Assets [Line Items]
Number of floating-to-fixed interest rate swaps	9		9
Notional amount of floating-to-fixed interest rate swaps	$ 377,454		$ 377,454
Cash flow hedge gain	5,965		5,965
Cash flow hedge losses					$ 16,151
Cash flow hedge losses within the next twelve months	$ 3,759		3,759
Other Comprehensive Income (Loss), Derivative, Excluded Component, Increase (Decrease), after Adjustments and Tax			1,386
Derivative, Gain (Loss) on Derivative, Net			561
Bunker Swaps [Member]
Offsetting Assets [Line Items]
Cash received from terminations			9,912
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net			$ 1,989	8,241
Put Option [Member]
Offsetting Assets [Line Items]
Cash received from terminations				35
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net				207
Fair value asset of bunker swap agreement		$ 0		$ 0